Other financial assets - Summary of Finance Lease Receivables (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	₨ 6,900	₨ 5,459
Less: Unearned finance income	(318)	(289)
Present value of minimum lease payment receivables	6,582	5,170
Non-current finance lease receivables	3,144	2,359
Current finance lease receivables	3,438	2,811
Not later than one year [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	3,636	2,986
Present value of minimum lease payment receivables	3,438	2,811
Later than one year but not later than five years [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	3,264	2,473
Present value of minimum lease payment receivables	₨ 3,144	₨ 2,359